Offsets	Mar. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Strategy Inc
Form or Filing Type	S-3
File Number	333-284510
Initial Filing Date	Mar. 10, 2025
Fee Offset Claimed	$ 2,807,796.96
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 20,331,621,707.44
Termination / Withdrawal Statement	On March 10, 2025, the registrant filed a prospectus supplement with the Securities and Exchange Commission under the Registration Statement relating to the offering of shares of its 8.00% Series A Perpetual Strike Preferred Stock (the "STRK Stock") that were able to be issued and sold from time to time under a Sales Agreement, dated March 10, 2025, with the sales agents named therein (the "Prior STRK Sales Agreement", and such offering, the "Prior STRK ATM Offering"). The Prior STRK Sales Agreement and the Prior STRK ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $659,367,643.36 of shares of STRK Stock under the Prior STRK ATM Offering and the balance of $20,340,632,356.64 (the "Unsold STRK Stock") of shares of STRK Stock registered for offer and sale in the Prior STRK ATM Offering remained unsold at the termination, with respect to which the registrant previously paid a filing fee of $3,114,150.82 (the "Prior STRK Fee Offset"). On November 4, 2025, the registrant entered into an Omnibus Sales Agreement with the sales agents named therein (the "Omnibus Sales Agreement") and filed a prospectus supplement annex relating to the offering of shares of STRK Stock having an aggregate offering price of up to $20,340,632,356.64 pursuant to the Omnibus Sales Agreement (the "Consolidated STRK ATM Offering"), and the registrant applied $2,809,041.33 of the Prior STRK Fee Offset to the registration of such shares of STRK Stock. On March 23, 2026, the registrant and the sales agents under the Omnibus Sales Agreement entered into an Additional Program Addendum to the Omnibus Sales Agreement that terminated the Consolidated STRK ATM Offering and provided for a new offering of shares of STRK Stock under the Omnibus Sales Agreement, and on March 23, 2026 the registrant filed a prospectus supplement annex related to the offering of shares of STRK Stock having an aggregate price of up to $2,100,000,000. As of the date of such termination, $20,331,621,707.44 of shares of STRK Stock remained unsold under the Consolidated STRK ATM Offering, with respect to which the registrant previously paid a filing fee of $2,807,796.96 (the "Current STRK Fee Offset"). The registrant is applying all of the Current STRK Fee Offset to the registration of shares of STRC Stock pursuant to this prospectus supplement annex in accordance with Rule 457(p) under the Securities Act.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Strategy Inc
Form or Filing Type	S-3
File Number	333-284510
Filing Date	Mar. 10, 2025
Fee Paid with Fee Offset Source	$ 2,809,041.33
Offset Note	On March 10, 2025, the registrant filed a prospectus supplement with the Securities and Exchange Commission under the Registration Statement relating to the offering of shares of its 8.00% Series A Perpetual Strike Preferred Stock (the "STRK Stock") that were able to be issued and sold from time to time under a Sales Agreement, dated March 10, 2025, with the sales agents named therein (the "Prior STRK Sales Agreement", and such offering, the "Prior STRK ATM Offering"). The Prior STRK Sales Agreement and the Prior STRK ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $659,367,643.36 of shares of STRK Stock under the Prior STRK ATM Offering and the balance of $20,340,632,356.64 (the "Unsold STRK Stock") of shares of STRK Stock registered for offer and sale in the Prior STRK ATM Offering remained unsold at the termination, with respect to which the registrant previously paid a filing fee of $3,114,150.82 (the "Prior STRK Fee Offset"). On November 4, 2025, the registrant entered into an Omnibus Sales Agreement with the sales agents named therein (the "Omnibus Sales Agreement") and filed a prospectus supplement annex relating to the offering of shares of STRK Stock having an aggregate offering price of up to $20,340,632,356.64 pursuant to the Omnibus Sales Agreement (the "Consolidated STRK ATM Offering"), and the registrant applied $2,809,041.33 of the Prior STRK Fee Offset to the registration of such shares of STRK Stock. On March 23, 2026, the registrant and the sales agents under the Omnibus Sales Agreement entered into an Additional Program Addendum to the Omnibus Sales Agreement that terminated the Consolidated STRK ATM Offering and provided for a new offering of shares of STRK Stock under the Omnibus Sales Agreement, and on March 23, 2026 the registrant filed a prospectus supplement annex related to the offering of shares of STRK Stock having an aggregate price of up to $2,100,000,000. As of the date of such termination, $20,331,621,707.44 of shares of STRK Stock remained unsold under the Consolidated STRK ATM Offering, with respect to which the registrant previously paid a filing fee of $2,807,796.96 (the "Current STRK Fee Offset"). The registrant is applying all of the Current STRK Fee Offset to the registration of shares of STRC Stock pursuant to this prospectus supplement annex in accordance with Rule 457(p) under the Securities Act.